Statements of Cash Flows - Summary of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement [Abstract]
Profit for the year	₩ 131,982	₩ 83,058	₩ 65,880
Depreciation expense	5,252	5,145	4,570
Amortization expense	2,406	1,917	1,748
Bad debt expenses	1,402	701	933
Unrealized foreign currency loss	1,595	1,311	211
Interest expense	162	127	115
Loss on disposal of property and equipment	0	0	57
Impairment loss on intangible assets	1,531	293	281
Impairment loss on other non-current assets	0	177	1,087
Post-employment benefit expense	23	66	23
Income tax expense	36,717	26,824	33,421
Unrealized foreign currency gain	(1,417)	(689)	(134)
Interest income	(11,492)	(4,501)	(1,383)
Gain on disposal of property and equipment	(20)	(15)	(7)
Reversal of allowance for doubtful accounts	0	0	(132)
Others	6	6	(214)
Change in accounts receivable	2,365	(38,199)	5,530
Change in other receivables	(3,770)	899	(1,082)
Change in prepaid expenses	397	(104)	(3,296)
Change in prepayment	(1)	(1,641)	2,165
Change in other current assets	(696)	34	243
Change in other non-current assets	(3,486)	218	144
Change in accounts payable	(13,837)	43,900	(8,512)
Change in deferred revenue	(1,292)	4,915	1,185
Change in withholdings	(262)	(631)	686
Change in accrued expenses	255	547	118
Change in other current liabilities	165	301	34
Change in other non-current liabilities	2,247	15	(99)
Total	₩ 150,232	₩ 124,674	₩ 103,572